Deposits, Prepayment and Other Receivables	12 Months Ended
Dec. 31, 2019
Deposits, Prepayment and Other Receivables
Deposits, Prepayment and Other Receivables

4.          Deposits, Prepayment and Other Receivables

Deposits, prepayment and other receivables consist of the following:

	December 31,	December 31,
	2018	2019
	HK$	HK$

Prepaid insurance	744	470
Rental deposits / prepaid rent	9	—
Other receivables	932	1,284
	1,685	1,754